INVENTORIES (Details) ¥ in Thousands, $ in Thousands	Sep. 30, 2019 USD ($)	Sep. 30, 2019 CNY (¥)	Sep. 30, 2018 CNY (¥)
Work in progress		¥ 28,527	¥ 79,803
Inventories	$ 4,033	¥ 28,527	81,947
Low value supplies [Member]
Inventory, Gross			2,063
Parent seeds [Member]
Inventory, Gross			¥ 81